January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Equity Dividend Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.4%
Airbus SE	351,243	$ 80,416,990
Boeing Co.(a)	490,083	114,542,199
L3Harris Technologies, Inc.	450,741	154,536,552
Lockheed Martin Corp.	415,658	263,618,616
RTX Corp.	267,284	53,705,374
		666,819,731
Air Freight & Logistics — 0.6%
FedEx Corp.	378,767	122,057,666
Automobiles — 0.5%
General Motors Co.	1,259,892	105,830,928
Banks — 10.7%
Bank of America Corp.	3,221,324	171,374,437
Citigroup, Inc.	4,763,726	551,210,735
Citizens Financial Group, Inc.	1,628,007	102,531,881
First Citizens BancShares, Inc., Class A	229,753	475,489,916
JPMorgan Chase & Co.	695,195	212,653,199
Wells Fargo & Co.	6,540,660	591,864,323
		2,105,124,491
Beverages — 1.2%
Keurig Dr. Pepper, Inc.	5,025,063	137,887,729
PepsiCo, Inc.	600,272	92,219,787
		230,107,516
Broadline Retail — 2.5%
Amazon.com, Inc.(a)	2,049,310	490,399,883
Building Products — 0.8%
Fortune Brands Innovations, Inc.	2,825,134	152,839,749
Capital Markets — 4.4%
Carlyle Group, Inc.	1,888,414	111,000,975
Charles Schwab Corp.	2,472,409	256,932,743
Intercontinental Exchange, Inc.	2,864,543	497,800,283
		865,734,001
Chemicals — 3.1%
Air Products and Chemicals, Inc.	811,136	221,034,560
International Flavors & Fragrances, Inc.	1,830,107	127,759,769
LyondellBasell Industries NV, Class A	802,178	39,306,722
PPG Industries, Inc.	1,962,944	226,975,215
		615,076,266
Commercial Services & Supplies — 1.4%
Rentokil Initial PLC	44,989,109	279,239,086
Communications Equipment — 1.0%
Cisco Systems, Inc.	2,579,297	202,010,541
Consumer Finance — 0.6%
Capital One Financial Corp.	570,760	124,956,487
Consumer Staples Distribution & Retail — 2.4%
Dollar General Corp.	3,234,659	463,947,140
Containers & Packaging — 1.6%
Crown Holdings, Inc.	1,908,026	199,732,161
Sealed Air Corp.	2,640,335	110,577,230
		310,309,391
Diversified Telecommunication Services — 1.6%
Comcast Corp., Class A	6,418,306	190,944,603
Verizon Communications, Inc.	2,693,313	119,906,295
		310,850,898
Security	Shares	Value
Electric Utilities — 1.5%
Edison International	1,360,506	$ 84,732,313
Evergy, Inc.	1,511,601	115,985,145
Exelon Corp.	2,107,024	94,352,535
		295,069,993
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	1,414,834	178,820,869
Ralliant Corp.	516,848	27,377,439
		206,198,308
Entertainment — 1.9%
Electronic Arts, Inc.	725,656	147,975,772
Walt Disney Co.	2,002,095	225,836,316
		373,812,088
Financial Services — 1.6%
Fidelity National Information Services, Inc.	5,583,438	308,484,950
Food Products — 1.5%
Kraft Heinz Co.	7,559,089	179,452,773
Lamb Weston Holdings, Inc.	933,881	42,893,154
The Campbell’s Co.	2,890,780	80,884,025
		303,229,952
Ground Transportation — 0.7%
CSX Corp.	1,846,071	69,707,641
Union Pacific Corp.	269,352	63,324,655
		133,032,296
Health Care Equipment & Supplies — 6.5%
Baxter International, Inc.	20,351,194	408,448,463
Becton Dickinson & Co.	2,324,950	473,080,826
Medtronic PLC	3,844,878	395,868,639
		1,277,397,928
Health Care Providers & Services — 4.9%
Cardinal Health, Inc.	1,646,425	353,783,804
CVS Health Corp.	4,907,053	365,673,590
Elevance Health, Inc.	729,161	252,100,124
		971,557,518
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.	5,464,209	91,744,069
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	644,700	146,682,144
Industrial REITs — 1.3%
Rexford Industrial Realty, Inc.	4,149,722	168,188,233
STAG Industrial, Inc.	2,183,475	81,902,147
		250,090,380
Insurance — 2.5%
American International Group, Inc.	1,654,546	123,892,404
Arthur J Gallagher & Co.	767,831	191,474,016
Fidelity National Financial, Inc., Class A	3,146,727	171,150,482
		486,516,902
Interactive Media & Services — 3.4%
Alphabet, Inc., Class C	1,186,269	401,587,645
Meta Platforms, Inc., Class A	380,402	272,558,033
		674,145,678
Leisure Products — 1.1%
Hasbro, Inc.	2,509,738	224,144,701

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 1.1%
CNH Industrial NV	10,169,981	$ 109,428,996
Fortive Corp.	1,909,434	100,837,209
		210,266,205
Media — 0.6%
Versant Media Group, Inc.(a)	256,733	8,364,361
WPP PLC	27,834,239	115,462,615
		123,826,976
Metals & Mining — 1.6%
Barrick Mining Corp.	1,880,562	86,110,934
Teck Resources Ltd., Class B	4,140,307	222,582,904
		308,693,838
Multi-Utilities — 2.6%
Dominion Energy, Inc.	4,298,168	258,620,769
DTE Energy Co.	1,890,490	254,044,046
		512,664,815
Oil, Gas & Consumable Fuels — 5.0%
BP PLC	65,085,889	412,680,750
Chevron Corp.	880,330	155,730,377
Enterprise Products Partners LP	6,923,903	229,804,340
EQT Corp.	3,218,390	185,797,655
		984,013,122
Pharmaceuticals — 2.7%
AstraZeneca PLC	393,949	73,398,262
Merck & Co., Inc.	2,431,520	268,123,710
Sanofi SA	1,943,343	183,303,187
		524,825,159
Professional Services — 2.9%
Leidos Holdings, Inc.	575,217	108,301,857
SS&C Technologies Holdings, Inc.	5,655,341	463,115,874
		571,417,731
Residential REITs — 0.6%
AvalonBay Communities, Inc.	685,020	121,707,503
Semiconductors & Semiconductor Equipment — 2.7%
Intel Corp.(a)	1,214,155	56,421,783
Taiwan Semiconductor Manufacturing Co. Ltd.	2,834,000	156,708,590
Texas Instruments, Inc.	1,433,204	308,927,122
		522,057,495
Software — 1.7%
Microsoft Corp.	773,340	332,760,469
Specialized REITs — 0.7%
Crown Castle, Inc.	1,660,560	144,153,214
Specialty Retail — 0.5%
Home Depot, Inc.	263,200	98,592,088
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 5.2%
Hewlett Packard Enterprise Co.	9,497,163	$ 204,378,948
HP, Inc.	2,283,837	44,397,791
Samsung Electronics Co. Ltd.	4,505,035	497,692,446
Western Digital Corp.	1,101,226	275,559,782
		1,022,028,967
Tobacco — 1.0%
British American Tobacco PLC, ADR	3,214,664	195,065,812
Trading Companies & Distributors — 2.1%
WESCO International, Inc.	1,401,075	405,513,137
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., Class B	1,288,706	48,725,974
Total Common Stocks — 96.3% (Cost: $14,041,839,186)		18,913,723,186
Preferred Securities
Preferred Stocks — 1.0%
Household Products — 1.0%
Henkel AG & Co. KGaA	2,232,136	196,097,389
		196,097,389
Total Preferred Securities — 1.0% (Cost: $182,540,802)		196,097,389
Total Long-Term Investments — 97.3% (Cost: $14,224,379,988)		19,109,820,575
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.57%(b)(c)	654,107,390	654,107,390
Total Short-Term Securities — 3.3% (Cost: $654,107,390)		654,107,390
Total Investments — 100.6% (Cost: $14,878,487,378)		19,763,927,965
Liabilities in Excess of Other Assets — (0.6)%		(123,092,497)
Net Assets — 100.0%		$ 19,640,835,468

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Equity Dividend Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 703,308,670	$ —	$ (49,201,280)(a)	$ —	$ —	$ 654,107,390	654,107,390	$ 21,317,458	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 586,402,741	$ 80,416,990	$ —	$ 666,819,731
Air Freight & Logistics	122,057,666	—	—	122,057,666
Automobiles	105,830,928	—	—	105,830,928
Banks	2,105,124,491	—	—	2,105,124,491
Beverages	230,107,516	—	—	230,107,516
Broadline Retail	490,399,883	—	—	490,399,883
Building Products	152,839,749	—	—	152,839,749
Capital Markets	865,734,001	—	—	865,734,001
Chemicals	615,076,266	—	—	615,076,266
Commercial Services & Supplies	—	279,239,086	—	279,239,086
Communications Equipment	202,010,541	—	—	202,010,541
Consumer Finance	124,956,487	—	—	124,956,487
Consumer Staples Distribution & Retail	463,947,140	—	—	463,947,140
Containers & Packaging	310,309,391	—	—	310,309,391
Diversified Telecommunication Services	310,850,898	—	—	310,850,898
Electric Utilities	295,069,993	—	—	295,069,993
Electronic Equipment, Instruments & Components	206,198,308	—	—	206,198,308
Entertainment	373,812,088	—	—	373,812,088
Financial Services	308,484,950	—	—	308,484,950
Food Products	303,229,952	—	—	303,229,952
Ground Transportation	133,032,296	—	—	133,032,296

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Equipment & Supplies	$ 1,277,397,928	$ —	$ —	$ 1,277,397,928
Health Care Providers & Services	971,557,518	—	—	971,557,518
Health Care REITs	91,744,069	—	—	91,744,069
Industrial Conglomerates	146,682,144	—	—	146,682,144
Industrial REITs	250,090,380	—	—	250,090,380
Insurance	486,516,902	—	—	486,516,902
Interactive Media & Services	674,145,678	—	—	674,145,678
Leisure Products	224,144,701	—	—	224,144,701
Machinery	210,266,205	—	—	210,266,205
Media	8,364,361	115,462,615	—	123,826,976
Metals & Mining	308,693,838	—	—	308,693,838
Multi-Utilities	512,664,815	—	—	512,664,815
Oil, Gas & Consumable Fuels	571,332,372	412,680,750	—	984,013,122
Pharmaceuticals	268,123,710	256,701,449	—	524,825,159
Professional Services	571,417,731	—	—	571,417,731
Residential REITs	121,707,503	—	—	121,707,503
Semiconductors & Semiconductor Equipment	365,348,905	156,708,590	—	522,057,495
Software	332,760,469	—	—	332,760,469
Specialized REITs	144,153,214	—	—	144,153,214
Specialty Retail	98,592,088	—	—	98,592,088
Technology Hardware, Storage & Peripherals	524,336,521	497,692,446	—	1,022,028,967
Tobacco	195,065,812	—	—	195,065,812
Trading Companies & Distributors	405,513,137	—	—	405,513,137
Wireless Telecommunication Services	48,725,974	—	—	48,725,974
Preferred Securities
Preferred Stocks	—	196,097,389	—	196,097,389
Short-Term Securities
Money Market Funds	654,107,390	—	—	654,107,390
	$17,768,928,650	$1,994,999,315	$—	$19,763,927,965

Portfolio Abbreviation
ADR	American Depositary Receipt
Schedule of Investments